UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-8349

Name of Fund: MuniHoldings Florida Insured Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniHoldings Florida Insured Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments

                                               MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2004                   (in Thousands)

                         Face
                       Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 154.7%
-----------------------------------------------------------------------------------------------------------------------------------
                     $  6,600   Alachua County, Florida, School Board, COP, 5.25% due 7/01/2029(b)                        $   6,903
                     --------------------------------------------------------------------------------------------------------------
                        4,195   Beacon Tradeport Community Development District, Florida, Special Assessment Revenue
                                Refunding Bonds (Commercial Project), Series A, 5.625% due 5/01/2032(k)                       4,445
                     --------------------------------------------------------------------------------------------------------------
                                Brevard County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT(d)(g):
                        1,940       6.80% due 3/01/2028                                                                       1,972
                          140       (Multi-County Program), 6.30% due 3/01/2020                                                 149
                     --------------------------------------------------------------------------------------------------------------
                          635   Broward County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.70% due 2/01/2028(d)(g)        644
                     --------------------------------------------------------------------------------------------------------------
                                Clay County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT(d):
                        1,060       6.55% due 3/01/2028(i)                                                                    1,084
                           10       (Multi-County Program), 6.375% due 10/01/2026(g)                                             10
                     --------------------------------------------------------------------------------------------------------------
                        1,320   Clay County, Florida, School Board, COP (Master Lease Program), 5.75% due 7/01/2022(a)        1,478
                     --------------------------------------------------------------------------------------------------------------
                        5,000   Collier County, Florida, IDA, IDR, Refunding (Southern States Utilities), AMT, 6.50%
                                due 10/01/2025                                                                                5,207
                     --------------------------------------------------------------------------------------------------------------
                        6,385   Dade County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.70% due 4/01/2028(d)(g)         6,537
                     --------------------------------------------------------------------------------------------------------------
                                Dade County, Florida, Water and Sewer System Revenue Bonds(h):
                       20,575       5.25% due 10/01/2021                                                                     21,961
                       21,640       5.25% due 10/01/2026                                                                     22,558
                     --------------------------------------------------------------------------------------------------------------
                        5,000   Deltona, Florida Utility System Revenue Bonds, 5.125% due 10/01/2027(a)                       5,153
                     --------------------------------------------------------------------------------------------------------------
                                Escambia County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds (Multi-County
                                Program), AMT, Series A(a)(i):
                          675       6.30% due 10/01/2020                                                                        681
                        2,545       6.375% due 10/01/2026                                                                     2,569
                     --------------------------------------------------------------------------------------------------------------
                       20,225   Escambia County, Florida, Health Facilities Authority, Health Facility Revenue Bonds
                                (Florida Health Care Facility Loan), 5.95% due 7/01/2020(b)                                  20,635
                     --------------------------------------------------------------------------------------------------------------
                        5,280   Escambia County, Florida, Health Facilities Authority Revenue Refunding Bonds
                                (Ascension Health Credit), Series A-1, 5.75% due 11/15/2009(b)(j)                             5,992
                     --------------------------------------------------------------------------------------------------------------
                        2,290   Fishhawk Community Development District, Florida, Special Assessment Revenue Refunding
                                Bonds, 5.25% due 5/01/2018(a)                                                                 2,500
                     --------------------------------------------------------------------------------------------------------------
                        2,655   Florida HFA, Homeower Mortgage Revenue Refunding Bonds, AMT, Series 2, 5.75%
                                due 7/01/2014(a)                                                                              2,782
                     --------------------------------------------------------------------------------------------------------------
                       10,850   Florida HFA, Revenue Refunding Bonds, AMT, RITR, Series 12, 9.70% due 7/01/2029(a)(f)        11,478
                     --------------------------------------------------------------------------------------------------------------
                        1,590   Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                Series 4, 6.25% due 7/01/2022(c)                                                              1,615
                     --------------------------------------------------------------------------------------------------------------
                        2,055   Florida Housing Finance Corporation, Housing Revenue Bonds (Waverly Apartments), AMT,
                                Series C-1, 6.30% due 7/01/2030(c)                                                            2,168
                     --------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniHoldings Florida Insured Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT             Alternative Minimum Tax (subject to)
COP             Certificates of Participation
DRIVERS         Derivative Inverse Tax-Exempt Receipts
GO              General Obligation Bonds
HFA             Housing Finance Agency
IDA             Industrial Development Authority
IDR             Industrial Development Revenue Bonds
M/F             Multi-Family
PCR             Pollution Control Revenue Bonds
RIB             Residual Interest Bonds
RITR            Residual Interest Trust Receipts
S/F             Single-Family

                                               MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                         Face
                       Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                Florida Municipal Loan Council Revenue Bonds, Series B(a):
                     $  1,285       5.375% due 11/01/2025                                                                 $   1,366
                        4,150       5.375% due 11/01/2030                                                                     4,350
                     --------------------------------------------------------------------------------------------------------------
                                Florida State Board of Education, Capital Outlay, GO, Public Education:
                        6,600       Series C, 5.75% due 6/01/2023(h)                                                          7,380
                        1,000       Series C, 5.75% due 6/01/2029(h)                                                          1,101
                        7,000       Series E, 5.625% due 6/01/2029(c)                                                         7,562
                     --------------------------------------------------------------------------------------------------------------
                        6,900   Florida State Board of Education, Capital Outlay, GO, Series A, 5.90%
                                due 1/01/2005(c)(j)                                                                           6,992
                     --------------------------------------------------------------------------------------------------------------
                        3,750   Florida State Board of Education, GO, Public Education, Refunding, Series D, 5.75%
                                due 6/01/2022(c)                                                                              4,226
                     --------------------------------------------------------------------------------------------------------------
                       12,000   Florida State Board of Education, GO, Public Education, Series B, 5.75%
                                due 6/01/2005(a)(j)                                                                          12,343
                     --------------------------------------------------------------------------------------------------------------
                       12,725   Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222, 11.196%
                                due 7/01/2017(f)(h)                                                                          16,582
                     --------------------------------------------------------------------------------------------------------------
                                Florida State Board of Regents, Housing Revenue Bonds(h):
                        2,200       (University of Central Florida), 5.25% due 10/01/2026                                     2,305
                        1,080       (University of Florida), 6% due 7/01/2018                                                 1,228
                     --------------------------------------------------------------------------------------------------------------
                        7,165   Florida State Board of Regents, University Systems Improvement Revenue Bonds, 5.25%
                                due 7/01/2022(a)                                                                              7,613
                     --------------------------------------------------------------------------------------------------------------
                        3,505   Florida State Department of General Services, Division Facilities Management Revenue
                                Bonds (Florida Facilities Pool), Series A, 6% due 9/01/2025(b)                                3,979
                     --------------------------------------------------------------------------------------------------------------
                                Florida State Governmental Utility Authority, Utility Revenue Bonds(b):
                        2,350       (Citrus Utility System), 5.125% due 10/01/2033                                            2,401
                        2,900       (Lehigh Utility System), 5.125% due 10/01/2033                                            2,963
                     --------------------------------------------------------------------------------------------------------------
                       14,325   Florida State Turnpike Authority, Turnpike Revenue Bonds, DRIVERS, Series 218, 10.945%
                                due 7/01/2029(f)(h)                                                                          18,542
                     --------------------------------------------------------------------------------------------------------------
                                Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of
                                Transportation), Series A:
                        3,590       5.50% due 7/01/2016(a)                                                                    3,965
                        2,835       5.75% due 7/01/2019                                                                       3,175
                     --------------------------------------------------------------------------------------------------------------
                        7,135   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                (Adventist Health System), Series A, 6% due 11/15/2031                                        7,639
                     --------------------------------------------------------------------------------------------------------------
                        4,500   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project),
                                6.25% due 12/01/2034(a)                                                                       4,604
                     --------------------------------------------------------------------------------------------------------------
                                Hillsborough County, Florida, School Board, COP(a):
                       33,400       6% due 7/01/2009(j)                                                                      38,123
                        6,600       5.375% due 7/01/2026                                                                      6,969
                     --------------------------------------------------------------------------------------------------------------
                        1,300   Indian River County, Florida, Water and Sewer Revenue Refunding Bonds, Series A, 5.25%
                                due 9/01/2018(h)                                                                              1,406
                     --------------------------------------------------------------------------------------------------------------
                        1,800   Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                                Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036(a)                           1,910
                     --------------------------------------------------------------------------------------------------------------
                        2,415   Jacksonville, Florida, Electric Authority, Electric System Revenue Refunding Bonds,
                                Series 3-A, 6% due 4/01/2005(a)(j)                                                            2,471
                     --------------------------------------------------------------------------------------------------------------
                        7,305   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                                5.25% due 10/01/2032(h)                                                                       7,589
                     --------------------------------------------------------------------------------------------------------------
                                Jacksonville, Florida, Port Authority, Airport Revenue Bonds, AMT, Series A(h):
                        1,295       6.10% due 10/01/2018                                                                      1,356
                        8,385       6.25% due 10/01/2024                                                                      8,790
                     --------------------------------------------------------------------------------------------------------------
                                Jacksonville, Florida, Port Authority, Seaport Revenue Bonds, AMT(a):
                        1,130       5.625% due 11/01/2010(j)                                                                  1,261
                        1,870       5.625% due 11/01/2026                                                                     1,976
                     --------------------------------------------------------------------------------------------------------------

                                               MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                         Face
                       Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                Jacksonville, Florida, Sales Tax Revenue Bonds(b):
                     $  2,000       5.50% due 10/01/2016                                                                  $   2,225
                        3,800       5.50% due 10/01/2018                                                                      4,217
                     --------------------------------------------------------------------------------------------------------------
                        1,500   Jacksonville, Florida, Water and Sewer Revenue Bonds (United Water Florida Project),
                                AMT, 6.35% due 8/01/2025(b)                                                                   1,566
                     --------------------------------------------------------------------------------------------------------------
                                Lee County, Florida, Airport Revenue Bonds(c):
                        9,963       RIB, AMT, Series 811-X, 10.01% due 10/01/2029(f)                                         11,500
                        1,000       Series B, 5.75% due 10/01/2033                                                            1,085
                     --------------------------------------------------------------------------------------------------------------
                                Lee County, Florida, Capital Revenue Bonds(b):
                        6,525       5.25% due 10/01/2023                                                                      6,945
                        6,865       5.25% due 10/01/2024                                                                      7,275
                     --------------------------------------------------------------------------------------------------------------
                                Lee County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT (d)(g):
                          210       (Multi-County Program), Series A-1, 7.20% due 3/01/2033                                     211
                          835       Series A-6, 6.45% due 3/01/2031(e)                                                          843
                     --------------------------------------------------------------------------------------------------------------
                        1,130   Lee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-2, 6.30%
                                due 3/01/2029(d)(e)(g)                                                                        1,138
                     --------------------------------------------------------------------------------------------------------------
                                Leesburg, Florida, Capital Improvement Revenue Bonds(h):
                        1,605       5.25% due 10/01/2027                                                                      1,688
                        3,425       5.25% due 10/01/2034                                                                      3,572
                     --------------------------------------------------------------------------------------------------------------
                        1,025   Manatee County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Sub-Series 1,
                                6.25% due 11/01/2028(d)                                                                       1,041
                     --------------------------------------------------------------------------------------------------------------
                        1,330   Marco Island, Florida, Utility System Revenue Bonds, 5.25% due 10/01/2020(a)                  1,444
                     --------------------------------------------------------------------------------------------------------------
                        5,990   Martin County, Florida, Utilities System Revenue Bonds, 5.125% due 10/01/2033(b)              6,120
                     --------------------------------------------------------------------------------------------------------------
                        2,000   Miami Beach, Florida, Redevelopment Agency, Tax Increment Revenue Bonds, City Center
                                Tax Allocation (Historic Village), AMT, 5.875% due 12/01/2022(a)                              2,045
                     --------------------------------------------------------------------------------------------------------------
                                Miami Beach, Florida, Stormwater Revenue Bonds(h):
                        1,630       5.75% due 9/01/2016                                                                       1,838
                        1,000       5.25% due 9/01/2020                                                                       1,082
                        4,400       5.25% due 9/01/2025                                                                       4,640
                        1,910       5.375% due 9/01/2030                                                                      2,002
                     --------------------------------------------------------------------------------------------------------------
                                Miami Beach, Florida, Water and Sewer Revenue Bonds(b):
                        2,690       5.625% due 9/01/2018                                                                      3,007
                       10,600       5.75% due 9/01/2025                                                                      11,779
                     --------------------------------------------------------------------------------------------------------------
                                Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A:
                        2,860        5.125% due 10/01/2035(c)                                                                 2,873
                          200       (Miami International Airport), 5.45% due 10/01/2012(h)                                      217
                        6,000       (Miami International Airport), 6% due 10/01/2024(h)                                       6,621
                       10,000       (Miami International Airport), 6% due 10/01/2029(h)                                      10,771
                        4,385       (Miami International Airport), 5% due 10/01/2030(h)                                       4,372
                     --------------------------------------------------------------------------------------------------------------
                                Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds (University
                                of Miami), Series A(b):
                        1,000       5.50% due 4/01/2019                                                                       1,102
                       19,425       6% due 4/01/2023                                                                         21,991
                        5,000       5.75% due 4/01/2029                                                                       5,502
                     --------------------------------------------------------------------------------------------------------------

                                               MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                         Face
                       Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                     $  8,995   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B,
                                5.25% due 7/01/2027(h)                                                                    $   9,462
                     --------------------------------------------------------------------------------------------------------------
                       12,250   Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Refunding Bonds,
                                5.125% due 7/01/2025(h)                                                                      12,689
                     --------------------------------------------------------------------------------------------------------------
                        6,705   Miami-Dade County, Florida, GO (Parks Program), 6% due 11/01/2024(h)                          7,588
                     --------------------------------------------------------------------------------------------------------------
                        2,185   Miami-Dade County, Florida, HFA, M/F Mortgage Revenue Bonds (Marbrisa Apartments
                                Project), AMT, Series 2A, 6% due 8/01/2026(c)                                                 2,310
                     --------------------------------------------------------------------------------------------------------------
                                Miami-Dade County, Florida, IDA, IDR(b):
                        5,100       (Airis Miami II LLC Project), AMT, 6% due 10/15/2019                                      5,649
                        3,280       (BAC Funding Corporation Project), Series A, 5.25% due 10/01/2020                         3,533
                     --------------------------------------------------------------------------------------------------------------
                                Miami-Dade County, Florida, Solid Waste System Revenue Bonds(c):
                        2,945       5.50% due 10/01/2015                                                                      3,276
                        3,105       5.50% due 10/01/2016                                                                      3,446
                     --------------------------------------------------------------------------------------------------------------
                                Nassau County, Florida, Public Improvement Revenue Refunding Bonds(a):
                        1,035       5.75% due 5/01/2016                                                                       1,167
                        1,095       5.75% due 5/01/2017                                                                       1,233
                        1,155       5.75% due 5/01/2018                                                                       1,301
                        1,225       5.75% due 5/01/2019                                                                       1,380
                     --------------------------------------------------------------------------------------------------------------
                        5,175   Nassau County, Florida, Water and Sewer System Revenue Bonds, 5.125% due 9/01/2033(a)         5,286
                     --------------------------------------------------------------------------------------------------------------
                           85   Orange County, Florida, HFA, Homeowner Revenue Refunding Bonds, AMT, Series B-1, 6.20%
                                due 9/01/2029(d)(g)                                                                              89
                     --------------------------------------------------------------------------------------------------------------
                        2,375   Orange County, Florida, HFA, M/F Housing Revenue Bonds, Series A, 6.40% due 1/01/2031(a)      2,472
                     --------------------------------------------------------------------------------------------------------------
                        1,515   Orange County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, 6.85% due 10/01/2027(d)(g)      1,547
                     --------------------------------------------------------------------------------------------------------------
                                Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds:
                        2,900       (Adventist Health System), 6.25% due 11/15/2024                                           3,198
                        9,220       (Orlando Regional Healthcare), 6% due 12/01/2029                                          9,891
                        5,000       (Orlando Regional Healthcare), Series A, 6.25% due 10/01/2018(a)                          6,020
                     --------------------------------------------------------------------------------------------------------------
                        5,630   Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5% due 1/01/2025(h)      5,784
                     --------------------------------------------------------------------------------------------------------------
                        1,300   Orange County, Florida, School Board, COP, 5.50% due 8/01/2025(b)                             1,399
                     --------------------------------------------------------------------------------------------------------------
                                Orange County, Florida, Tourist Development Tax Revenue Bonds(b):
                        5,710       5.375% due 10/01/2018                                                                     6,225
                       31,745       5.75% due 10/01/2025                                                                     34,807
                        2,000       5.50% due 10/01/2031                                                                      2,141
                       27,075       5.50% due 10/01/2032                                                                     28,757
                     --------------------------------------------------------------------------------------------------------------
                                Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B (b):
                        3,250       5% due 7/01/2030                                                                          3,293
                       28,700       5% due 7/01/2035                                                                         29,038
                     --------------------------------------------------------------------------------------------------------------
                                Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds(b):
                        3,155       5.375% due 10/01/2018                                                                     3,464
                        7,680       5.25% due 10/01/2025                                                                      8,095
                     --------------------------------------------------------------------------------------------------------------
                                Osceola County, Florida, Sales Tax Revenue Bonds(h):
                        2,065       5.625% due 6/01/2016                                                                      2,319
                        1,605       5.625% due 6/01/2017                                                                      1,801
                        1,075       5.625% due 6/01/2018                                                                      1,204
                     --------------------------------------------------------------------------------------------------------------
                        4,240   Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027(b)                  4,441
                     --------------------------------------------------------------------------------------------------------------
                        5,560   Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                                due 10/01/2027(h)                                                                             5,920
                     --------------------------------------------------------------------------------------------------------------

                                               MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                         Face
                       Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                Palm Beach County, Florida, GO (Liquid Acquisition Program), Series B(a):
                     $  4,605       5.75% due 8/01/2016                                                                   $   5,150
                        5,330       5.75% due 8/01/2018                                                                       5,951
                     --------------------------------------------------------------------------------------------------------------
                        5,500   Palm Beach County, Florida, Public Improvement Revenue Bonds (Convention Center
                                Project), 5.625% due 11/01/2011(h)(j)                                                         6,278
                     --------------------------------------------------------------------------------------------------------------
                        6,115   Palm Beach County, Florida, School Board, COP, Refunding, Series B, 5.375%
                                due 8/01/2017(b)                                                                              6,689
                     --------------------------------------------------------------------------------------------------------------
                                Palm Beach County, Florida, School Board, COP, Series A:
                        5,070       6% due 8/01/2010(h)(j)                                                                    5,860
                       13,205       6.25% due 8/01/2010(h)(j)                                                                15,433
                        4,235       5.50% due 8/01/2016(b)                                                                    4,677
                     --------------------------------------------------------------------------------------------------------------
                                Pembroke Pines, Florida, Public Improvement Revenue Bonds, Series A(b):
                        1,755       5% due 10/01/2029                                                                         1,785
                        2,070       5% due 10/01/2034                                                                         2,097
                     --------------------------------------------------------------------------------------------------------------
                        1,820   Pinellas County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                                Series A, 6.70% due 2/01/2028(d)(g)                                                           1,855
                     --------------------------------------------------------------------------------------------------------------
                        9,885   Polk County, Florida, School Board, COP, Master Lease, Series A, 5.50% due 1/01/2025(c)      10,650
                     --------------------------------------------------------------------------------------------------------------
                        9,645   Pompano Beach, Florida, Water and Sewer Revenue Bonds, 6% due 7/01/2020(h)                   10,540
                     --------------------------------------------------------------------------------------------------------------
                                Port St. Lucie, Florida, Utility Revenue Bonds(a):
                        1,280       5.25% due 9/01/2026                                                                       1,350
                        1,345       5.25% due 9/01/2027                                                                       1,415
                     --------------------------------------------------------------------------------------------------------------
                                Saint John's County, Florida, IDA, IDR, (Professional Golf Project), Refunding (a):
                        1,275       5.50% due 9/01/2015                                                                       1,424
                        1,345       5.50% due 9/01/2016                                                                       1,486
                        1,420       5.50% due 9/01/2017                                                                       1,564
                        1,500       5.50% due 9/01/2018                                                                       1,648
                     --------------------------------------------------------------------------------------------------------------
                                Saint John's County, Florida, Sales Tax Revenue Bonds, GO(b):
                        1,375       Series A, 5.25% due 10/01/2028                                                            1,441
                        1,355       Series A, 5.25% due 10/01/2031                                                            1,414
                        2,000       Series A, 5.25% due 10/01/2034                                                            2,086
                        1,430       Series B, 5.25% due 10/01/2027                                                            1,504
                          840       Series B, 5.25% due 10/01/2032                                                              876
                     --------------------------------------------------------------------------------------------------------------
                        3,500   Saint John's County, Florida, Transportation Improvement Revenue Bonds, 5.125%
                                due 10/01/2032(b)                                                                             3,577
                     --------------------------------------------------------------------------------------------------------------
                        4,055   Saint Lucie County, Florida, School Board, COP, 6.25% due 7/01/2010(c)(j)                     4,733
                     --------------------------------------------------------------------------------------------------------------
                                Saint Lucie County, Florida, School Board, COP, Refunding(c):
                        1,420       Series A, 5.50% due 7/01/2017                                                             1,562
                        1,495       Series A, 5.50% due 7/01/2018                                                             1,641
                        1,105       Series C, 5.50% due 7/01/2017                                                             1,216
                        1,170       Series C, 5.50% due 7/01/2018                                                             1,284
                     --------------------------------------------------------------------------------------------------------------
                                Saint Lucie, Florida, West Services District, Utility Revenue Bonds(a):
                        1,720       5.25% due 10/01/2034                                                                      1,799
                        4,750       5% due 10/01/2038                                                                         4,793
                     --------------------------------------------------------------------------------------------------------------
                        3,250   Saint Lucie, Florida, West Services District, Utility Revenue Refunding Bonds, Senior
                                Lien, 6% due 10/01/2022(a)                                                                    3,740
                     --------------------------------------------------------------------------------------------------------------
                        1,750   South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                                5.80% due 10/01/2034                                                                          1,797
                     --------------------------------------------------------------------------------------------------------------

                                               MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2004 (continued)       (in Thousands)

                         Face
                       Amount   Municipal Bonds                                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida (concluded)
-----------------------------------------------------------------------------------------------------------------------------------
                                Sunrise, Florida, Utility System Revenue Refunding Bonds(b):
                     $  7,000       5.50% due 10/01/2018                                                                  $   7,962
                        2,250       5.20% due 10/01/2022                                                                      2,461
                     --------------------------------------------------------------------------------------------------------------
                        2,430   Sunrise Lakes, Florida, Phase 4 Recreation District, Refunding Bonds, GO, 5.25%
                                due 8/01/2024(b)                                                                              2,565
                     --------------------------------------------------------------------------------------------------------------
                                Tallahassee, Florida, Lease Revenue Bonds (Florida State University Project),
                                Series A(a):
                        2,800       5.25% due 8/01/2023                                                                       2,933
                        1,000       5.375% due 8/01/2026                                                                      1,056
                     --------------------------------------------------------------------------------------------------------------
                       14,750   Tampa, Florida, Sports Authority Revenue Bonds (Local Option Sales Tax - Stadium
                                Project), 5.25% due 1/01/2027(a)                                                             15,259
                     --------------------------------------------------------------------------------------------------------------
                       30,335   Tampa Bay, Florida, Water Utility System Revenue Bonds, 6% due 10/01/2011(h)(j)              35,249
                     --------------------------------------------------------------------------------------------------------------
                        3,835   Taylor County, Florida, Sales Tax Revenue Bonds, 6% due 10/01/2025(h)                         4,328
                     --------------------------------------------------------------------------------------------------------------
                        6,435   University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
                                due 10/01/2034(h)                                                                             6,711
                     --------------------------------------------------------------------------------------------------------------
                                Village Center Community Development District, Florida, Recreational Revenue Bonds,
                                Series A(a):
                       10,775       5.375% due 11/01/2034                                                                    11,371
                        1,750       5.125% due 11/01/2036                                                                     1,784
                     --------------------------------------------------------------------------------------------------------------
                        3,000   Village Center Community Development District, Florida, Utility Revenue Bonds, 5.25%
                                due 10/01/2023(a)                                                                             3,194
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                        4,150   Clark County, Nevada, IDR (Southwest Gas Corporation Project), Refunding, AMT, Series B,
                                5% due 12/01/2033(h)                                                                          4,100
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
                        3,000   Puerto Rico Commonwealth, GO, Public Improvement, 6% due 7/01/2005(j)                         3,097
                     --------------------------------------------------------------------------------------------------------------
                       10,125   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                Bonds, Series B, 6% due 7/01/2005(j)                                                         10,461
                     --------------------------------------------------------------------------------------------------------------
                        2,725   Puerto Rico Industrial Tourist, Educational, Medical and Environmental Control
                                Facilities Revenue Bonds (University Plaza Project), Series A, 5.625% due 7/01/2019(a)        3,040
                     --------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds  (Cost - $853,383) - 158.3%                                           906,511
                     --------------------------------------------------------------------------------------------------------------

                       Shares
                         Held   Short-Term Securities
                     --------------------------------------------------------------------------------------------------------------
                       14,335   Merrill Lynch Institutional Tax-Exempt Fund(l)                                               14,335
                     --------------------------------------------------------------------------------------------------------------
                                Total Short-Term Securities (Cost - $14,335) - 2.5%                                          14,335
                     --------------------------------------------------------------------------------------------------------------
                     Total Investments (Cost - $867,718*) - 160.8%                                                          920,846

                     Other Assets Less Liabilities - 2.6%                                                                    15,182

                     Preferred Shares, at Redemption Value - (63.4%)                                                       (363,287)
                                                                                                                          ---------
                     Net Assets Applicable to Common Shares - 100.0%                                                      $ 572,741
                                                                                                                          =========

(a)   MBIA Insured.
(b)   AMBAC Insured.
(c)   FSA Insured.
(d)   GNMA Collateralized.
(e)   FHLMC Collateralized.
(f) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at November 30, 2004.
(g)   FNMA Collateralized.
(h)   FGIC Insured.

                                               MuniHoldings Florida Insured Fund

Schedule of Investments as of November 30, 2004 (concluded)

(i)   FHA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                           Net         Dividend
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund        4,000          $   63
      --------------------------------------------------------------------------

* The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $ 868,460
                                                                      =========
      Gross unrealized appreciation                                   $  53,559
      Gross unrealized depreciation                                      (1,173)
                                                                      ---------
      Net unrealized appreciation                                     $  52,386
                                                                      =========

      Forward interest rate swaps outstanding as of November 30, 2004 were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                       Notional      Unrealized
                                                        Amount      Appreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to 7-Day
         Bond Market Association Municipal
         Swap Index Rate and pay a fixed rate
         equal to 4.054% interest

      Broker, J.P. Morgan Chase Bank
         Expires January 2025                          $43,500           $   963

      Receive a variable rate equal to 7-Day
         Bond Market Association Municipal
         Swap Index Rate and pay a fixed rate
         equal to 3.675% interest

      Broker, J.P. Morgan Chase Bank
         Expires February 2015                         $74,400               411
      --------------------------------------------------------------------------
      Total                                                              $ 1,374
                                                                         =======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniHoldings Florida Insured Fund


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.,
    President
    MuniHoldings Florida Insured Fund

Date: January 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    President
    MuniHoldings Florida Insured Fund

Date: January 13, 2005


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniHoldings Florida Insured Fund

Date: January 13, 2005